Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 20,002	$ 20,835
Non-interest income	29,691	26,346
Total revenue	49,693	47,181
Provision for credit losses	(753)	4,351
Insurance policyholder benefits, claims and acquisition expense	3,891	3,683
Non-interest expense	25,924	24,758
Net income (loss) before income taxes	20,631	14,389
Income taxes (recoveries)	4,581	2,952
Net income	16,050	11,437
Non-interest expense includes:
Depreciation and amortization	2,563	2,606
Impairment of other intangibles	29	42
Total assets	1,706,323	1,624,548
Total assets include:
Additions to premises and equipment and intangibles	2,197	2,584
Total liabilities	1,607,561	1,537,781
Canada [member]
Disclosure of operating segments [line items]
Net interest income	13,947	14,185
Non-interest income	15,454	13,510
Total revenue	29,401	27,695
Provision for credit losses	(203)	2,881
Insurance policyholder benefits, claims and acquisition expense	2,036	1,993
Non-interest expense	12,897	12,513
Net income (loss) before income taxes	14,671	10,308
Income taxes (recoveries)	3,599	2,516
Net income	11,072	7,792
Non-interest expense includes:
Depreciation and amortization	1,594	1,587
Impairment of other intangibles	16	40
Total assets	964,747	911,932
Total assets include:
Additions to premises and equipment and intangibles	1,238	1,454
Total liabilities	866,287	825,034
United States [member]
Disclosure of operating segments [line items]
Net interest income	4,447	4,959
Non-interest income	8,083	6,775
Total revenue	12,530	11,734
Provision for credit losses	(277)	949
Non-interest expense	9,107	8,380
Net income (loss) before income taxes	3,700	2,405
Income taxes (recoveries)	649	209
Net income	3,051	2,196
Non-interest expense includes:
Depreciation and amortization	728	725
Impairment of other intangibles	11	1
Total assets	454,949	431,473
Total assets include:
Additions to premises and equipment and intangibles	739	706
Total liabilities	454,903	431,570
Other International [member]
Disclosure of operating segments [line items]
Net interest income	1,608	1,691
Non-interest income	6,154	6,061
Total revenue	7,762	7,752
Provision for credit losses	(273)	521
Insurance policyholder benefits, claims and acquisition expense	1,855	1,690
Non-interest expense	3,920	3,865
Net income (loss) before income taxes	2,260	1,676
Income taxes (recoveries)	333	227
Net income	1,927	1,449
Non-interest expense includes:
Depreciation and amortization	241	294
Impairment of other intangibles	2	1
Total assets	286,627	281,143
Total assets include:
Additions to premises and equipment and intangibles	220	424
Total liabilities	286,371	281,177
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	12,621	12,568
Non-interest income	5,725	5,163
Total revenue	18,346	17,731
Provision for credit losses	(187)	2,891
Non-interest expense	7,978	7,946
Net income (loss) before income taxes	10,555	6,894
Income taxes (recoveries)	2,708	1,807
Net income	7,847	5,087
Non-interest expense includes:
Depreciation and amortization	923	929
Impairment of other intangibles	5
Total assets	549,702	509,679
Total assets include:
Additions to premises and equipment and intangibles	503	722
Total liabilities	549,619	509,682
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	2,689	2,860
Non-interest income	10,607	9,270
Total revenue	13,296	12,130
Provision for credit losses	(47)	214
Non-interest expense	9,929	9,123
Net income (loss) before income taxes	3,414	2,793
Income taxes (recoveries)	788	639
Net income	2,626	2,154
Non-interest expense includes:
Depreciation and amortization	883	879
Impairment of other intangibles	3	1
Total assets	148,990	129,706
Total assets include:
Additions to premises and equipment and intangibles	752	704
Total liabilities	149,096	129,673
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	5,600	5,361
Total revenue	5,600	5,361
Provision for credit losses	(1)
Insurance policyholder benefits, claims and acquisition expense	3,891	3,683
Non-interest expense	596	592
Net income (loss) before income taxes	1,114	1,086
Income taxes (recoveries)	225	255
Net income	889	831
Non-interest expense includes:
Depreciation and amortization	59	58
Impairment of other intangibles	1
Total assets	22,724	21,253
Total assets include:
Additions to premises and equipment and intangibles	48	46
Total liabilities	22,966	21,311
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	460	329
Non-interest income	1,704	1,982
Total revenue	2,164	2,311
Provision for credit losses	(8)	6
Non-interest expense	1,589	1,589
Net income (loss) before income taxes	583	716
Income taxes (recoveries)	143	180
Net income	440	536
Non-interest expense includes:
Depreciation and amortization	197	217
Impairment of other intangibles	2	7
Total assets	240,055	230,695
Total assets include:
Additions to premises and equipment and intangibles	80	101
Total liabilities	239,960	230,618
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	4,553	5,135
Non-interest income	5,634	4,749
Total revenue	10,187	9,884
Provision for credit losses	(509)	1,239
Non-interest expense	5,427	5,362
Net income (loss) before income taxes	5,269	3,283
Income taxes (recoveries)	1,082	507
Net income	4,187	2,776
Non-interest expense includes:
Depreciation and amortization	497	517
Impairment of other intangibles	18	6
Total assets	692,278	688,054
Total assets include:
Additions to premises and equipment and intangibles	355	452
Total liabilities	691,767	688,314
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(321)	(57)
Non-interest income	421	(179)
Total revenue	100	(236)
Provision for credit losses	(1)	1
Non-interest expense	405	146
Net income (loss) before income taxes	(304)	(383)
Income taxes (recoveries)	(365)	(436)
Net income	61	53
Non-interest expense includes:
Depreciation and amortization	4	6
Impairment of other intangibles		28
Total assets	52,574	45,161
Total assets include:
Additions to premises and equipment and intangibles	459	559
Total liabilities	$ (45,847)	$ (41,817)